Employee Benefit Plans and Postretirement Benefits - Pre-tax Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Pension
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial losses	$ 859
Unrecognized prior service credit	1
Accumulated other comprehensive loss	860
Healthcare
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial losses	50
Unrecognized prior service credit	(374)
Accumulated other comprehensive loss	(324)
Other
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial losses	103
Unrecognized prior service credit	(5)
Accumulated other comprehensive loss	$ 98